Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net (loss) / income	$ 1,957,095	$ (16,032)
Adjustments to reconcile net (loss) / income to net cash (used in) / provided by operating activities:
Vessel depreciation	(1,727,085)	(798,712)
Amortization of deferred charges	61,156	31,339
Share-based compensation	30,404	24,862
Unrealized gain on derivative		(18,754)
Amortization of debt discount		54,101
Amortization of fair value of below market time charters acquired	(846,405)
Changes in operating assets and liabilities	(903,784)	(2,368,640)
Net cash (used in) / provided by operating activities	2,025,551	(1,494,412)
Cash flows from investing activities:
Cash paid for vessels capitalized expenses	(149,420)
Advance received for vessel held for sale	1,133,817
Net cash provided by investing activities	984,397
Cash flows from financing activities:
Preferred dividends paid	(161,315)
Offering expenses paid	(40,486)
Repayment of long-term bank loans	(3,285,460)	(1,303,000)
Net cash used in financing activities	(3,487,261)	(1,303,000)
Net decrease in cash and cash equivalents and restricted cash	(477,313)	(2,797,412)
Cash, cash equivalents and restricted cash at beginning of period	5,930,061	13,211,588
Cash, cash equivalents and restricted cash at end of period	5,452,748	10,414,176
Cash breakdown
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 5,452,748	$ 10,414,176